SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.4566	7.0721	6.8657
Year-End Spot Rate : US$1 Exchange Rate= JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	111.1	107.5	107.5
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.6221	7.0323	6.8226
Average Rate US$1=JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	106.6	107.5	111.1